Equity Incentive Plans (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 20, 2020	Jun. 24, 2020	Apr. 30, 2020	Jan. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 22, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					6,667
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum					150.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum					152.51%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					0.55%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum					1.49%
Share-based Payment Arrangement, Noncash Expense					$ 51,055	$ 252,757	$ 277,183	$ 788,599
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					163,692
Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					21,777
Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					20,239
Non-qualified Stock Options [Member] | 21 Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					6,906
Non-qualified Stock Options [Member] | Former Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					1,914
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested							199,125	79,120	$ 1,035,750
Intrinsic value of vested and settled with issuance of share							1,105,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			5,333
Incentive Stock Bonus Awards [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense							0	44,209
Intrinsic value of vested and settled with issuance of share							0	58,240
Shares Granted, Value, Share-based Payment Arrangement, Forfeited							0	0
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										666,667
2017 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					20,239
Employees, Directors and Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense						25,163	$ 25,163	$ 278,906
Chief Financial Officer [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					1,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					13,333
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					2,780
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					665,000
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					668,000
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							333,333
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 6,412
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							3 months
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional Fees									$ 15,000
Stock Issued During Period, Shares, New Issues								1,316
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional Fees								$ 60,000
Stock Issued During Period, Shares, New Issues								5,263
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					6,976
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					333,333
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					162,665
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					333.3333
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							44,113	13,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							57,446	32,833
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award							68,333
Stock option to purchase - thresholds - performance based							40,000
Number of shares forfeited for terminations							28,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense					$ 29,881	171,624	$ 189,568	$ 390,485
Number of Options, Granted							44,113	13,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								8 years 4 months 24 days
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum							114.97%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum							122.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum							0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum							2.37%
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								1,316
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								5,263
2017 Equity Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 6,412
Share-based Payment Arrangement, Noncash Expense					$ 21,174	$ 55,970	$ 62,452	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					8,205	10,142
2017 Equity Incentive Plan [Member] | Director [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				3,333			10,000	0
Number of Options, Granted				29,266
2017 Equity Incentive Plan [Member] | Two New Independent Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		13,333
Number of Options, Granted		39,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share based compensation arrangement stock issued and outstanding							144,340
2017 Equity Incentive Plan [Member] | Two New Independent Directors [Member] | Non-qualified Stock Options [Member] | April 1, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							43,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							36,667
2017 Equity Incentive Plan [Member] | Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							43,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years					7 years 7 months 6 days	8 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		13,333,000,000
2019 Special Equity Award [Member] | Director [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				26,667
Number of Options, Granted				234,126
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					230,770
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					665,129
Share-based Payment Arrangement, Noncash Expense					$ 90,255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,538
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					666,667
2021 Equity Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted					1,538
2021 Equity Plan [Member] | Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,538